Intangible assets, net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 216,086	$ 41,147
Finite-Lived Intangible Assets, Amortization Expense, Year Five	200,000
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 1,806,812	$ 1,859,295
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years